Financial assets and liabilities (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Current interest-bearing loans and borrowings, beginning balance	$ 283,616	$ 220,289
Current interest-bearing loans and borrowings, Net cash flows	(241,314)	(84,514)
Current interest-bearing loans and borrowings, Accrued interest	(9,893)	6,496
Current interest-bearing loans and borrowings, Reclassification	226,276	146,655
Current interest-bearing loans and borrowings, Other	(331)	(217)
Current interest-bearing loans and borrowings, Conversion effects	3,367	(5,093)
Current interest-bearing loans and borrowings, ending balance	261,721	283,616
Non-current interest-bearing loans and borrowings, beginning balance	526,362	432,776
Non-current interest-bearing loans and borrowings, Net cash flows	130,459	261,667
Non-current interest-bearing loans and borrowings, Reclassification	(226,276)	(146,655)
Non-current interest-bearing loans and borrowings, Other	494	(484)
Non-current interest-bearing loans and borrowings. Conversion effects	10,078	(20,942)
Non-current interest-bearing loans and borrowings, ending balance	441,117	526,362
Total liabilities from financing activities, beginning balance	809,978	653,065
Total liabilities from financing activities, Net cash flows	(110,855)	177,153
Total liabilities from financing activities, Accrued interest	(9,893)	6,496
Total liabilities from financing activities, Other	163	(701)
Total liabilities from financing activities, Conversion effects	13,445	(26,035)
Total liabilities from financing activities, ending balance	$ 702,838	$ 809,978